INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of current and deferred components of the income tax expense

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

12. INCOME TAXES - continued

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax (expenses)/ benefits	(1,906)	(8,744)	123
Deferred tax benefits/(expenses)	17,611	(1,913)	(8,755)
	15,705	(10,657)	(8,632)

Summary of principle components of deferred tax assets and deferred taxes liability

The principle components of deferred tax assets were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Deductible temporary difference related to advertising expenses	764,166	786,469
Net operating loss carrying forwards	641,220	827,031
Transfer of intangible assets	1,171	1,002
Accrued liabilities	1,876	1,891
Total deferred tax assets	1,408,433	1,616,393
Less: valuation allowance	(1,397,121)	(1,616,393)
Deferred tax assets, net	11,312	—

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities:
Building and land use right	67,507	65,706
Intangible assets	4,045	4,475
Unrecognized gains of investments	415	423
Total deferred tax liabilities	71,967	70,604

Summary of movements of valuation allowance

The movements of valuation allowance for the years end December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the period	1,332,885	1,351,067	1,397,121
Acquisitions	6,668	—	—
Additions	11,514	46,054	219,272
Reversal	—	—	—
Balance at end of the period	1,351,067	1,397,121	1,616,393

Sumamry of reconciliation of effective tax rate and statutory income tax rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
(Loss)/income before provision for income tax and share of results of equity investees	(2,533)	12,524	(1,040,322)
Income tax benefits/(expense) computed at an applicable tax rate of 25%	633	(3,131)	260,081
Effect of permanent differences	(1,423)	(27,346)	(34,587)
Effect of research and development super-deduction	36,263	44,935	52,705
Effect of preferential tax rate	581	17,480	(67,850)
Effect on tax rates in different tax jurisdictions	(8,835)	3,459	291
Change in valuation allowance	(11,514)	(46,054)	(219,272)
	15,705	(10,657)	(8,632)